Advance to Suppliers - Schedule of Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	¥ (8,472)	$ (1,161)	¥ (8,366)
Additional (allowance)/reversal for expected credit losses	149	21	(106)
Balance at the end of the year	¥ (8,323)	$ (1,140)	¥ (8,472)